Taxes (Schedule of Income from Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Taxes [Line Items]
Income from continuing operations before income taxes	$ 24,656	$ 25,662	$ 24,332
Us Domestic [Member]
Taxes [Line Items]
Income from continuing operations before income taxes	19,412	19,352	18,685
Walmart International
Taxes [Line Items]
Income from continuing operations before income taxes	$ 5,244	$ 6,310	$ 5,647